18. FINANCIAL INSTRUMENTS (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assets for derivative instruments with changes in fair value through income, current	$ 169,768	$ 7,656
Assets for derivative instruments with changes in fair value through income, non-current	0	0
Liabilities for derivative instruments with changes in fair value through income, current	948,145	55,759
Liabilities for derivative instruments with changes in fair value through income, non-current	0	0
Non-hedge derivatives
Disclosure of detailed information about financial instruments [line items]
Assets for derivative instruments with changes in fair value through income, current	169,768	7,656
Assets for derivative instruments with changes in fair value through income, non-current	0	0
Liabilities for derivative instruments with changes in fair value through income, current	948,145	55,759
Liabilities for derivative instruments with changes in fair value through income, non-current	0	0
Derivative Instruments
Disclosure of detailed information about financial instruments [line items]
Assets for derivative instruments with changes in fair value through income, current	169,768	7,656
Assets for derivative instruments with changes in fair value through income, non-current	0	0
Liabilities for derivative instruments with changes in fair value through income, current	948,145	55,759
Liabilities for derivative instruments with changes in fair value through income, non-current	$ 0	$ 0